RESEARCH COLLABORATION AGREEMENT AND LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
RESEARCH COLLABORATION AGREEMENT AND LICENSE AGREEMENT
NOTE 10:-	RESEARCH COLLABORATION AGREEMENT AND LICENSE AGREEMENT

On May 16, 2016, the Company entered into a Collaboration Agreement (as amended, the “Collaboration Agreement”) and an Exclusive License Agreement (as amended, the “License Agreement”) with Harvard. The Collaboration Agreement concluded on March 31, 2022.

Under the License Agreement, Harvard has granted the Company an exclusive, worldwide royalty-bearing license under certain patents of Harvard relating to lightweight “soft suit” exoskeleton system technologies for lower limb disabilities, a royalty-free license under certain related know-how and the option to obtain a license under certain inventions conceived under the joint research collaboration.

The License Agreement required the Company to pay Harvard an upfront fee, reimbursements for expenses that Harvard incurred in connection with the licensed patents, royalties on net sales and several milestone payments contingent upon the achievement of certain product development and commercialization milestones. The Harvard License Agreement will continue in full force and effect until the expiration of the last-to-expire valid claim of the licensed patents.

As of December 31, 2023, the Company achieved three of the milestones which represent all development milestones under the License Agreement. The Company continues to evaluate the likelihood that the other milestones will be achieved on a quarterly basis.

The Company has recorded expenses in the amount of $29 thousand, $74 thousand, and $293 thousand as research and development expenses related to the License Agreement and to the Collaboration Agreement for the years ended December 31, 2023, 2022 and 2021, respectively. No withholding tax was deducted from the Company’s payments to Harvard in respect of the Collaboration Agreement and the License Agreement since this is not taxable income in Israel in accordance with Section 170 of the Israel Income Tax Ordinance 1961-5721.